LONG-TERM DEBT - Principal Repayments (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Repayments of Long-term Debt [Abstract]
2026	$ 1,545
2027	3,122
2028	5,196
2029	1,309
2030	$ 4,573